Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
CSL Ltd.	2,646	$507,359
GPT Group (The)	23,394	97,316

		604,675

Austria — 0.3%
Verbund AG	3,885	202,100

Belgium — 4.1%
Umicore SA	62,517	2,686,941

Canada — 0.2%
First Capital Realty Inc.	7,266	118,050

Chile — 0.1%
Aguas Andinas SA, Class A	105,756	43,119

China — 10.9%
3SBio Inc.(a)(b)	11,000	15,879
Beijing Enterprises Water Group Ltd.	1,134,000	556,298
BYD Co. Ltd., Class A	46,200	285,154
BYD Co. Ltd., Class H(c)	136,500	647,820
China Conch Venture Holdings Ltd.	11,000	42,790
China Everbright International Ltd.	567,000	428,813
China Longyuan Power Group Corp. Ltd., Class H	714,000	386,747
China Medical System Holdings Ltd.	21,000	29,886
China Mengniu Dairy Co. Ltd.	126,000	482,092
Contemporary Amperex Technology Co. Ltd., Class A	6,300	78,334
CSPC Pharmaceutical Group Ltd.	42,000	95,614
Huaneng Renewables Corp. Ltd., Class H	756,000	288,773
New Oriental Education & Technology Group Inc., ADR(b)	21,924	2,654,558
NIO Inc., ADR(b)(c)	344,673	782,408
Sino Biopharmaceutical Ltd.	84,000	108,384
SOHO China Ltd.	42,000	14,487
Tus Environmental Science And Technology Development Co. Ltd., Class A	10,500	12,785
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,100	11,292
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	23,100	38,084
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	16,904	18,809
Xinyi Solar Holdings Ltd.	252,000	154,849

		7,133,856

Denmark — 5.1%
Genmab A/S(b)	126	29,379
H Lundbeck A/S	1,827	70,045
Novo Nordisk A/S, Class B	19,992	1,124,631
Vestas Wind Systems A/S	22,113	2,106,093

		3,330,148

France — 8.2%
Alstom SA	36,393	1,588,224
Covivio	1,575	174,354
Danone SA	14,973	1,233,570
Gecina SA	588	101,658
Ipsen SA	630	71,200
Klepierre SA	7,875	282,805
Suez	131,565	1,948,929

		5,400,740

Germany — 2.5%
KION Group AG	7,623	506,156
Vonovia SE	21,840	1,138,781

		1,644,937

Security	Shares	Value

Hong Kong — 2.8%
Henderson Land Development Co. Ltd.	21,000	$101,006
MTR Corp. Ltd.	42,000	235,547
Swire Properties Ltd.	29,400	91,455
WH Group Ltd.(a)	1,365,000	1,402,012

		1,830,020

India — 0.3%
Bandhan Bank Ltd.(a)	2,478	20,076
Godrej Consumer Products Ltd.	2,394	24,195
Hindustan Unilever Ltd.	3,906	110,819
Marico Ltd.	4,032	20,228
Nestle India Ltd.	105	21,156

		196,474

Indonesia — 0.0%
Unilever Indonesia Tbk PT	8,400	24,893

Ireland — 1.2%
Kingspan Group PLC	14,070	758,925

Japan — 13.0%
Central Japan Railway Co.	9,200	1,856,214
Chugai Pharmaceutical Co. Ltd.	2,100	183,287
Daiichi Sankyo Co. Ltd.	6,300	394,764
East Japan Railway Co.	29,400	2,703,479
Japan Retail Fund Investment Corp.	63	143,420
NH Foods Ltd.	21,000	880,193
Nippon Prologis REIT Inc.	43	115,324
Nisshin Seifun Group Inc.	12,600	236,559
Nissin Foods Holdings Co. Ltd.	2,300	172,222
Nomura Real Estate Master Fund Inc.	63	114,943
Ono Pharmaceutical Co. Ltd.	6,600	147,959
Shionogi & Co. Ltd.	3,000	176,367
Sysmex Corp.	2,100	145,491
Terumo Corp.	6,300	220,969
TOTO Ltd.	10,500	459,273
Toyo Suisan Kaisha Ltd.	6,300	271,537
Unicharm Corp.	10,500	343,736

		8,565,737

Mexico — 0.3%
Gruma SAB de CV, Series B	10,710	108,168
Kimberly-Clark de Mexico SAB de CV, Class A	48,300	92,735

		200,903

Norway — 0.5%
Mowi ASA	14,091	349,766

Saudi Arabia — 0.1%
Almarai Co. JSC	4,158	54,608

Singapore — 1.1%
CapitaLand Commercial Trust	44,195	64,962
CapitaLand Mall Trust	69,300	127,709
Keppel Corp. Ltd.	92,400	454,077
Mapletree Commercial Trust	50,400	86,983

		733,731

South Korea — 1.7%
Samsung SDI Co. Ltd.	5,670	1,108,894

Spain — 1.2%
Siemens Gamesa Renewable Energy SA	48,720	778,115

Sweden — 1.4%
Essity AB, Class B	29,820	937,702

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland — 0.5%
Geberit AG, Registered	546	$293,283

Taiwan — 1.2%
Taiwan High Speed Rail Corp.	84,000	98,976
Uni-President Enterprises Corp.	294,000	698,612

		797,588

Thailand — 0.2%
BTS Group Holdings PCL, NVDR	256,200	116,156

United Kingdom — 9.5%
Berkeley Group Holdings PLC	33,495	1,986,921
Johnson Matthey PLC	65,415	2,431,816
Pearson PLC	217,518	1,819,271

		6,238,008

United States — 32.5%
AbbVie Inc.	30,408	2,667,694
ABIOMED Inc.(b)(c)	336	65,916
Acuity Brands Inc.(c)	3,948	516,319
Amgen Inc.	8,421	1,976,577
Baxter International Inc.	6,321	518,132
BioMarin Pharmaceutical Inc.(b)	1,953	157,627
Citrix Systems Inc.	6,636	748,607
Colgate-Palmolive Co.	11,718	794,715
DexCom Inc.(b)	588	133,658
Digital Realty Trust Inc.	8,484	1,026,140
Edwards Lifesciences Corp.(b)	1,281	313,768
Gilead Sciences Inc.	31,836	2,140,653
Healthpeak Properties Inc.	14,616	509,806
Hormel Foods Corp.	9,723	432,965
Jazz Pharmaceuticals PLC(b)	1,386	209,452
Kimberly-Clark Corp.	13,587	1,852,452
Procter & Gamble Co. (The)	22,176	2,706,803
Regeneron Pharmaceuticals Inc.(b)	1,134	418,446
Sarepta Therapeutics Inc.(b)	357	40,159
Tesla Inc.(b)	7,623	2,515,133

Security	Shares	Value

United States (continued)
Vertex Pharmaceuticals Inc.(b)	1,617	$358,570
VMware Inc., Class A	2,079	323,534
Vornado Realty Trust	7,497	484,081
Xylem Inc./NY	5,880	455,759

		21,366,966

Total Common Stocks — 99.8% (Cost: $57,775,102)		65,516,335

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	1,750,795	1,751,495
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	520,000	520,000

		2,271,495

Total Short-Term Investments — 3.4% (Cost: $2,271,533)		2,271,495

Total Investments in Securities — 103.2% (Cost: $60,046,635)		67,787,830

Other Assets, Less Liabilities — (3.2)%		(2,132,042)

Net Assets — 100.0%		$65,655,788

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,906,218	(1,155,423)	1,750,795	$1,751,495	$30,764	(a)	$(247)	$109
BlackRock Cash Funds: Treasury, SL Agency Shares	86,000	434,000	520,000	520,000	612		—	—

				$2,271,495	$31,376		$(247)	$109

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Impact ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	2	12/20/19	$104	$(462)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$65,516,335	$—	$—	$65,516,335
Money Market Funds	2,271,495	—	—	2,271,495

	$67,787,830	$—	$—	$67,787,830

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(462)	$—	$—	$(462)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

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